Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net Loss	$ (6,893,491)	$ (12,632,115)	$ (25,257,696)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Allowance for credit loss	8,667,483	8,330,357	2,795,662
Impairment loss	586	5,200,000	1,109,194
Depreciation and amortization	79,853	399,873	2,140,976
Non-cash lease expenses	2,103,636	50,881	120,261
Loss from equity method investments	19,692	31,208
Loss on investment of films	144,200
Deferred tax expense (benefit)			440,832
Gain on disposal of subsidiaries		(1,242,400)
Changes in assets and liabilities:
Accounts receivable	(21,890,382)	(15,051,073)	2,034,125
Advances to suppliers	(1,020,486)	(5,877,685)	148,432
Prepaid expenses and other current assets	570,566	(905,077)	8,334,953
Digital assets		(740,586)
Other non-current assets	(400,690)	(195,684)	36,432
Accounts payable	20,252,046	11,434,763	1,881,259
Contract liability	(1,335,700)	2,919,807	363,871
Taxes payable	351,855	(243,369)
Accrued liabilities and other payables	(148,141)	3,425,010	(13,439)
Operating lease liability	(308,192)	(60,756)	(97,343)
Net cash provided by (used in) operating activities	192,835	(5,156,846)	(5,962,481)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(12,568)	(16,794)	(623,280)
Advances paid for brand authorization			(4,600,000)
Refunds of (investments in) film, net	200,000	(535,834)	(885,824)
Increase on acquisition of subsidiaries	10,677
Proceeds on disposal of equity investment	11,990	13,841
Cash disposed on disposal of subsidiaries		(4,791)
Proceeds from related party on disposal of subsidiary	249,504
Repayments from related party	486,755	13,329
Lending to related party	(94,340)	(98,273)	(13,849)
Investment of equity investments	(10,026,560)	(44,292)	(43,143)
Net cash used in investing activities	(9,174,542)	(672,814)	(6,166,096)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	5,267,316	4,318,459	4,141,736
Repayments of short-term bank loans	(4,805,733)	(4,027,793)	(3,307,636)
Proceeds from long-term bank loans	1,538,611	2,090,023
Repayments of long-term bank loans	(449,801)	(1,307,303)	(345,145)
Proceeds from third party loans	388,118
Repayments of third party loans	(388,118)
Issuance of class A ordinary shares	10,000,000	4,290,000	338,132
Proceeds from related party loan	7,157,411
Repayments of related party loan	(6,973,650)		(143,810)
Payment for offering costs	(59,588)	(1,989,777)
Net cash provided by financing activities	11,674,566	3,373,609	683,277
Effect of exchange rate changes	2,895	(64,695)	(199,423)
Net increase (decrease) in cash and restricted cash	2,695,754	(2,520,746)	(11,644,723)
Cash and restricted cash at beginning of year	230,563	2,751,309	14,396,032
Cash and restricted cash at end of year	2,926,317	230,563	2,751,309
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	173,491	204,001	389,732
Interest expenses paid	266,378	241,604	226,296
Non-cash investing and financing activities:
Payment for R&D services received in the current period, funded through a prior period deposit designated as an investment.			7,988,018
Shares issued for acquisition of subsidiaries	3,100,000
ROU assets exchange for operating lease liability	42,893,150
Proceeds on disposal of a subsidiary not received by a related party		$ 261,114